Long-term Debt - Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt	$ 2,914,552	$ 2,585,409
Debt, Less current maturities	(209,365)	(22,797)
Debt, excluding current maturities	2,705,187	2,562,612
Deferred financing costs	25,864	28,719
Deferred financing costs, Less current maturities	(5,245)	(5,133)
Deferred financing costs, excluding current maturities	20,619	23,586
Debt, net of deferred financing costs	2,888,688	2,556,690
Debt, net of deferred financing costs, Less current maturities	(204,120)	(17,664)
Long-term debt, net of deferred financing costs	2,684,568	2,539,026
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt	2,914,552	2,585,409
Debt, Less current maturities	(209,365)	(22,797)
Debt, excluding current maturities	2,705,187	2,562,612
Deferred financing costs	25,864	28,719
Deferred financing costs, Less current maturities	(5,245)	(5,133)
Deferred financing costs, excluding current maturities	20,619	23,586
Debt, net of deferred financing costs	2,888,688	2,556,690
Debt, net of deferred financing costs, Less current maturities	(204,120)	(17,664)
Long-term debt, net of deferred financing costs	2,684,568	2,539,026
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Debt	1,291,088	636,750
Deferred financing costs	11,576	7,689
Debt, net of deferred financing costs	1,279,512	629,061
Senior Credit Facility [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt	1,291,088	636,750
Deferred financing costs	11,576	7,689
Debt, net of deferred financing costs	1,279,512	629,061
5 7/8% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt		500,000
Deferred financing costs		5,850
Debt, net of deferred financing costs		494,150
5 7/8% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt		500,000
Deferred financing costs		5,850
Debt, net of deferred financing costs		494,150
Accounts Receivable Securitization Program [Member]
Debt Instrument [Line Items]
Debt	175,000
Deferred financing costs	1,168
Debt, net of deferred financing costs	173,832
Accounts Receivable Securitization Program [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt	175,000
Deferred financing costs	1,168
Debt, net of deferred financing costs	173,832
5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt	535,000	535,000
Deferred financing costs	4,104	4,927
Debt, net of deferred financing costs	530,896	530,073
5% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt	535,000	535,000
Deferred financing costs	4,104	4,927
Debt, net of deferred financing costs	530,896	530,073
5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Debt	510,000	510,000
Deferred financing costs	4,262	4,982
Debt, net of deferred financing costs	505,738	505,018
5 3/8% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt	510,000	510,000
Deferred financing costs	4,262	4,982
Debt, net of deferred financing costs	505,738	505,018
Other Notes with Various Rates and Terms [Member]
Debt Instrument [Line Items]
Debt	3,464	3,659
Debt, net of deferred financing costs	3,464	3,659
Other Notes with Various Rates and Terms [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt	3,464	3,659
Debt, net of deferred financing costs	3,464	3,659
5 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Debt	400,000	400,000
Deferred financing costs	4,754	5,271
Debt, net of deferred financing costs	395,246	394,729
5 3/4% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt	400,000	400,000
Deferred financing costs	4,754	5,271
Debt, net of deferred financing costs	$ 395,246	$ 394,729